Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Sep. 14, 2021	Sep. 10, 2021	Aug. 19, 2021	Aug. 06, 2021	Jun. 30, 2021	Jun. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000					200,000,000		200,000,000	200,000,000
Common stock, shares issued	92,837,376					90,964,265		104,964,265	104,425,830
Common stock, shares outstanding	92,837,376					90,964,265		104,964,265	104,425,830
Preferred stock, par value	$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000					1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	0					0		0	0
Preferred stock, shares outstanding	0					0		0	0